UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.           Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (unaudited)
as of March 31, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER STAPLES			2.71
BEVERAGES
200	PEPSICO, INC.	20,496
		20,496	1.29
PERSONAL PRODUCTS
500	UNILEVER PLC	22,590
		22,590	1.42

ENERGY			1.20
OIL, GAS & CONSUMABLE FUELS
200	CHEVRON CORP.	19,080
		19,080	1.20

HEALTH CARE			3.57
PHARMACEUTICALS
200	ELI LILLY & CO.	14,402
200	JOHNSON & JOHNSON	21,640
700	PFIZER INC.	20,748
		56,790	3.57

INFORMATION TECHNOLOGY			2.03
SEMICONDUCTORS & EQUIPMENT
400	INTEL CORP.	12,940
		12,940	0.81
SOFTWARE
350	MICROSOFT CORP.	19,331
		19,331	1.22

TELECOMMUNICATION SERVICES			2.84
DIVERSIFIED TELECOM. SERVICES
600	AT&T INC.	23,502
400	VERIZON COMMUNICATIONS INC.	21,632
		45,134	2.84

UTILITIES			2.90
ELECTRIC UTILITIES
600	PPL CORP.	22,842
450	SOUTHERN CO.	23,278
		46,120	2.90

TOTAL COMMON STOCK (Cost: $180,472)		242,481	15.25

US GOVT SECURITIES
US GOVERNMENT AGENCY			84.90
US GOVERNMENT AGENCY
200,000	FEDERAL HOME LOAN MTG CORP. 0.625% 11/24/17 STEP	200,076
200,000	FEDERAL HOME LOAN MTG CORP. 0.75% 02/27/18 STEP	200,077
200,000	FEDERAL HOME LOAN MTG CORP. 0.625% 10/05/18 STEP	199,999
250,000	FEDERAL HOME LOAN MTG CORP. 0.75% 11/26/18 STEP	250,042
300,000	FEDERAL HOME LOAN MTG CORP. 0.75% 12/30/19 STEP	300,000
200,000	FEDERAL HOME LOAN MTG CORP. 1.00% 12/23/20 STEP	199,844
		1,350,038	84.90

TOTAL US GOVT SECURITIES (Cost: $1,350,000)		1,350,038	84.90

TOTAL INVESTMENT IN SECURITIES (Cost: $1,530,472)		1,592,519	100.15

OTHER ASSETS LESS LIABILITIES		(2,431)	(0.15)

TOTAL NET ASSETS		1,590,088	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of March 31, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.89
DISTRIBUTORS
1,750	GENUINE PARTS CO.	173,880
		173,880	1.19

LEISURE PRODUCTS
7,000	MATTEL INC.	235,340
		235,340	1.60

MEDIA
3,000	OMNICOM GROUP INC.	249,690
		249,690	1.70

MULTILINE RETAIL
2,500	TARGET CORP.	205,700
		205,700	1.40

CONSUMER STAPLES			8.86
BEVERAGES
4,500	COCA-COLA CO.	208,755
		208,755	1.42

FOOD & STAPLES RETAILING
2,400	CVS HEALTH CORP.	248,952
5,000	SYSCO CORP.	233,650
5,600	THE KROGER CO.	214,200
3,500	WAL-MART STORES INC.	239,715
		936,517	6.38

HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	156,389
		156,389	1.06

ENERGY			2.33
ENERGY EQUIPMENT & SERVICES
3,000	SCHLUMBERGER LTD	221,250
		221,250	1.51

OIL, GAS & CONSUMABLE FUELS
3,000	CONOCOPHILLIPS	120,810
		120,810	0.82

FINANCIALS			2.99
BANKS
5,000	WELLS FARGO & CO.	241,800
		241,800	1.65

INSURANCE
4,500	METLIFE INC.	197,730
		197,730	1.34

HEALTH CARE			4.64
BIOTECHNOLOGY
4,000	ABBVIE INC.	228,480
		228,480	1.55

PHARMACEUTICALS
2,000	JOHNSON & JOHNSON	216,400
8,000	PFIZER INC.	237,120
		453,520	3.09

INDUSTRIALS			8.28
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	224,100
		224,100	1.53

AIR FREIGHT & LOGISTICS
2,250	UNITED PARCEL SERVICE INC. B	237,307
		237,307	1.61

COMMERCIAL SERVICES & SUPPLIES
3,500	WASTE MANAGEMENT INC.	206,500
		206,500	1.41

INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	254,320
		254,320	1.73

TRADING COMPANIES & DISTRIBUTORS
6,000	FASTENAL COMPANY	294,000
		294,000	2.00

INFORMATION TECHNOLOGY			4.88
COMMUNICATIONS EQUIPMENT
8,000	CISCO SYSTEMS INC.	227,760
		227,760	1.55

SEMICONDUCTORS & EQUIPMENT
7,000	INTEL CORP.	226,450
		226,450	1.54

SOFTWARE
4,750	MICROSOFT CORP.	262,343
		262,343	1.79

MATERIALS			2.83
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	189,960
		189,960	1.29

PAPER & FOREST PRODUCTS
5,500	INTERNATIONAL PAPER COMPANY	225,720
		225,720	1.54

TELECOMMUNICATION SERVICES			3.37
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	235,020
4,815	VERIZON COMMUNICATIONS INC.	260,395
		495,415	3.37

UTILITIES			4.68
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	201,700
3,500	XCEL ENERGY INC.	146,370
		348,070	2.37
MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	150,240
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	188,560
		338,800	2.31

TOTAL COMMON STOCK (Cost: $5,272,196)		7,160,606	48.75

CORPORATE BOND
CONSUMER DISCRETIONARY			6.67
AUTOMOBILES
130,000	GENERAL MOTORS FINL CO. 4.75% 08/15/17	134,199
		134,199	0.91
DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	154,859
		154,859	1.06

HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	108,750
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	100,947
150,000	YUM! BRANDS INC. 5.30% 09/15/19	157,875
		367,572	2.50
HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	155,702
		155,702	1.06
INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	167,277
		167,277	1.14

CONSUMER STAPLES			1.05
FOOD & STAPLES RETAILING
150,000	DELHAIZE GROUP SA 4.125% 04/10/19	154,817
		154,817	1.05

ENERGY			4.62
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	73,000
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	140,002
150,000	SESI LLC 6.375% 05/01/19	121,875
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	96,500
		431,377	2.94
OIL, GAS & CONSUMABLE FUELS
150,000	CONTINENTAL RESOURCES 7.375% 10/01/20	141,000
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	106,696
		247,696	1.68

FINANCIALS			13.79
BANKS
100,000	BANK OF AMERICA CORP. 3.230% 03/19/20 FLOAT	100,280
100,000	BANK OF AMERICA CORP. 2.390% 09/28/20 FLOAT	98,955
125,000	JPMORGAN CHASE & CO. 3.373% 02/25/21 FLOAT	122,500
150,000	SUNTRUST BANKS INC. 1.618% 11/22/16 FLOAT	150,751
		472,486	3.22
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	154,104
100,000	FIFTH STREET FINANCE CORP. 4.875% 03/01/19	97,979
100,000	GOLDMAN SACHS GROUP INC. 2.035% 08/26/20 FLOAT	99,921
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	103,693
100,000	MORGAN STANLEY 4.50% 10/27/18 FLOAT	103,250
100,000	MORGAN STANLEY 3.50% 09/30/17 FLOAT	102,312
100,000	MORGAN STANLEY 2.73% 04/25/23 FLOAT	96,000
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	90,562
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20	149,942
		997,762	6.79
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	97,250

100,000	NASDAQ OMX GROUP 5.55% 01/15/20	110,379
		207,629	1.41
INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 2.73% 11/02/20 FLOAT	100,250
		100,250	0.68
REAL ESTATE INVESTMENT TRUSTS
105,000	HOSPITALITY PROP TRUST 6.70% 01/15/18	110,271
125,000	MACK-CALI REALTY LP 7.75% 08/15/19	137,191
		247,462	1.69

HEALTH CARE			1.70
PHARMACEUTICALS
110,000	PFIZER INC. 6.05% 03/30/17	115,627
130,000	ZOETIS INC. 3.45% 11/13/20	133,554
		249,181	1.70

INDUSTRIALS			7.06
AEROSPACE & DEFENSE
150,000	L-3 COMMUNICATIONS CORP. 5.20% 10/15/19	159,715
		159,715	1.09
BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	134,079
		134,079	0.91
MACHINERY
100,000	HARSCO CORP. 5.75% 05/15/18	82,000
150,000	HILLENBRAND INC. 5.50% 07/15/20	162,007
		244,007	1.66
PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20	148,970
		148,970	1.02
TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	102,742
150,000	GATX CORP 2.60% 03/30/20	147,247
100,000	INTL LEASE FINANCE CORP. 2.462% 06/15/16 FLOAT	100,093
		350,082	2.38

INFORMATION TECHNOLOGY			6.35
COMMUNICATIONS EQUIPMENT
150,000	QUALCOMM INC. 3.00% 05/20/22	156,400
		156,400	1.07
ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	110,609
100,000	INGRAM MICRO INC. 5.25% 09/01/17	104,265
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	101,441
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19	151,015
		467,330	3.18
IT SERVICES
150,000	FIDELITY NATIONAL INFORMATION 3.625% 10/15/20	155,029
		155,029	1.06
TECHNOLOGY HARDWARE STORAGE & PERPHERALS
145,000	LEXMARK INT’L INC. 6.65% 06/01/18	153,037
		153,037	1.04

MATERIALS			4.34
CHEMICALS
112,000	CF INDUSTRIES INC. 6.875% 05/01/18	121,860

		121,860	0.83
METALS & MINING
100,000	ALCOA INC. 5.55% 02/01/17	102,330
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,750
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	153,821
150,000	VALE OVERSEAS LIMITED 6.25% 01/23/17	152,955
		514,856	3.51

TELECOMMUNICATION SERVICES			0.89
DIVERSIFIED TELECOM. SERVICES
125,000	QWEST CORP. 6.50% 06/01/17	130,156
		130,156	0.89

UTILITIES			1.00
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	50,472
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	97,000
		147,472	1.00

TOTAL CORPORATE BOND (Cost: $7,131,326)		6,971,262	47.47

PREFERRED STOCK
FINANCIALS			2.39
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX-FLOAT	100,250
150,000	WELLS FARGO & CO. 7.98% PFD FIX-FLOAT	155,235
		255,485	1.74
INSURANCE
100,000	METLIFE INC. 5.25% PFD FIX-FLOAT	95,562
		95,562	0.65

TOTAL PREFERRED STOCK (Cost: $358,905)		351,047	2.39

TOTAL INVESTMENT IN SECURITIES (Cost: $12,762,427)		14,482,915	98.61

CASH OR CASH EQUIVALENT		351,850	2.40

OTHER ASSETS LESS LIABILITIES		(147,803)	(1.01)

TOTAL NET ASSETS		14,686,963	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of March 31, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			14.66
AUTO COMPONENTS
4,400	GENTHERM INC. *	182,996
		182,996	2.77
MEDIA
1,500	WALT DISNEY CO.	148,965
		148,965	2.25
SPECIALTY RETAIL
7,000	CONN’S INC. *	87,220
1,000	LITHIA MOTORS INC.	87,330
550	O’REILLY AUTOMOTIVE INC. *	150,513
		325,063	4.92
TEXTILES, APPAREL & LUXURY GOODS
2,500	NIKE INC.	153,675
1,600	PVH CORP.	158,496
		312,171	4.72

ENERGY			8.65
ENERGY EQUIPMENT & SERVICES
1,000	CORE LABORATORIES N.V.	112,410
4,000	HALLIBURTON CO.	142,880
11,000	HORNBECK OFFSHORE SERVICES INC. *	109,230
4,000	NATIONAL OILWELL VARCO INC.	124,400
8,000	NOBLE CORPORATION	82,800
		571,720	8.65

FINANCIALS			4.15
BANKS
4,800	EAST WEST BANCORP INC.	155,904
2,000	JPMORGAN CHASE & CO.	118,440
		274,344	4.15

HEALTH CARE			8.42
HEALTH CARE TECHNOLOGY
3,000	CERNER CORPORATION *	158,880
700	HENRY SCHEIN INC. *	120,841
1,500	IDEXX LABORATORIES, INC. *	117,480
		397,201	6.00
PHARMACEUTICALS
1,250	PERRIGO COMPANY PLC	159,912
		159,912	2.42

INDUSTRIALS			26.19
AIRLINES
4,000	SPIRIT AIRLINES INC. *	191,920
		191,920	2.90

COMMERCIAL SERVICES & SUPPLIES
1,600	STERICYCLE, INC. *	201,904
6,000	TEAM INC. *	182,280
		384,184	5.81

CONSTRUCTION & ENGINEERING
4,800	CHICAGO BRIDGE & IRON CO. N.V.	175,632
		175,632	2.66
INDUSTRIAL CONGLOMERATES

3,500	GENERAL ELECTRIC CO.	111,265
		111,265	1.68

MACHINERY
1,000	CUMMINS INC.	109,940
2,100	WABTEC CORP.	166,509
		276,449	4.18

MARINE
2,500	KIRBY CORP. *	150,725
		150,725	2.28

ROAD & RAIL
4,000	CSX CORP.	103,000
2,700	GENESEE & WYOMING INC. *	169,290
		272,290	4.12

TRADING COMPANIES & DISTRIBUTORS
3,500	DXP ENTERPRISES INC. *	61,460
7,000	TAL INT’L GROUP INC.	108,080
		169,540	2.56

INFORMATION TECHNOLOGY			7.24
COMMUNICATIONS EQUIPMENT
3,000	QUALCOMM INC.	153,420
		153,420	2.32

INTERNET SOFTWARE & SERVICES
275	ALPHABET INC. *	209,798
		209,798	3.17

IT SERVICES
1,000	ACCENTURE PLC	115,400
		115,400	1.75

TOTAL COMMON STOCK (Cost: $4,390,141)		4,582,995	69.31

CORPORATE BOND
CONSUMER DISCRETIONARY			1.63
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	107,500
		107,500	1.63

ENERGY			8.32
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 8.50% 06/15/19	85,750
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	93,334
100,000	SEACOR HOLDING 7.375% 10/01/19	89,000
100,000	SESI LLC 6.375% 05/01/19	81,250
		349,334	5.28

OIL, GAS & CONSUMABLE FUELS
100,000	CONTINENTAL RESOURCES 7.375% 10/01/20	94,000
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	106,696
		200,696	3.04

FINANCIALS			7.46
BANKS
100,000	BANK OF AMERICA CORP. 2.371% 07/28/17 FLOAT	100,158
		100,158	1.51

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	97,250
50,000	NASDAQ OMX GROUP 5.25% 01/16/18	52,920
		150,170	2.27

REAL ESTATE INVESTMENT TRUSTS
125,000	CORRECTIONS CORP. OF AMERICA 4.125% 04/01/20	127,500
100,000	EPR PROPERTIES 7.75% 07/15/20	115,818
		243,318	3.68

HEALTH CARE			1.59
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	105,500
		105,500	1.59

INDUSTRIALS			4.72
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	107,500
		107,500	1.63

TRADING COMPANIES & DISTRIBUTORS
100,000	AIRCASTLE 6.75% 04/15/17	104,625
95,000	INTL LEASE FINANCE CORP. 8.75% 03/15/17	100,073
		204,698	3.09

INFORMATION TECHNOLOGY			3.09
ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	101,440
		101,440	1.54

INTERNET SOFTWARE & SERVICES
100,000	IAC/INTERACTIVECORP 4.875% 11/30/18	102,625
		102,625	1.55

MATERIALS			1.60
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,750
		105,750	1.60

TOTAL CORPORATE BOND (Cost: $1,975,536)		1,878,689	28.41
PREFERRED STOCK
FINANCIALS			1.43
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD FIX-FLOAT	94,500
		94,500	1.43

TOTAL PREFERRED STOCK (Cost: $99,875)		94,500	1.43

TOTAL INVESTMENT IN SECURITIES (Cost: $6,465,552)		6,556,184	99.15

CASH OR CASH EQUIVALENT		24,287	0.37

OTHER ASSETS LESS LIABILITIES		32,013.04	0.48

TOTAL NET ASSETS		6,612,484	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)

as of March 31, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			21.21
DIVERSIFIED CONSUMER SERVICES
5,000	HOUGHTON MIFFLIN HARCOURT COMPANY *	99,700
		99,700	1.33
HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	251,360
		251,360	3.37
MEDIA
3,650	TIME WARNER INC.	264,808
3,270	WALT DISNEY CO.	324,744
		589,551	7.90
SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	284,063
2,690	THE HOME DEPOT, INC.	358,927
		642,989	8.61

CONSUMER STAPLES			17.72
BEVERAGES
5,120	COCA-COLA CO.	237,517
975	PEPSICO, INC.	99,918
		337,435	4.52
FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	233,650
2,950	WAL-MART STORES INC.	202,045
		435,695	5.83
FOOD PRODUCTS
2,700	MONDELEZ INT’L INC.	108,324
3,000	THE KRAFT HEINZ COMPANY	235,680
		344,004	4.61
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	205,775
		205,775	2.76

ENERGY			1.68
OIL, GAS & CONSUMABLE FUELS
1,500	EXXON MOBIL CORP.	125,385
		125,385	1.68

FINANCIALS			17.09
BANKS
7,000	BANK OF AMERICA CORP.	94,640
2,850	CITIGROUP INC.	118,987
4,225	WELLS FARGO & CO.	204,321
		417,948	5.59
CAPITAL MARKETS
4,000	LEGG MASON INC.	138,720

		138,720	1.86
DIVERSIFIED FINANCIAL SERVICES
2,000	BERKSHIRE HATHAWAY INC. B *	283,760
		283,760	3.80
INSURANCE
4,000	AMERICAN INT’L GROUP INC.	216,200
5,000	METLIFE INC.	219,700
		435,900	5.84

HEALTH CARE			3.79
PHARMACEUTICALS
2,615	JOHNSON & JOHNSON	282,943
		282,943	3.79

INDUSTRIALS			16.31
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	224,100
		224,100	3.00
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	162,720
1,200	UNITED PARCEL SERVICE INC. B	126,564
		289,284	3.87
INDUSTRIAL CONGLOMERATES
9,750	GENERAL ELECTRIC CO.	309,953
		309,953	4.15
MACHINERY
2,000	DEERE & CO.	153,980
2,350	ILLINOIS TOOL WORKS INC.	240,734
		394,714	5.29

INFORMATION TECHNOLOGY			23.68
INTERNET SOFTWARE & SERVICES
300	ALPHABET INC. CLASS C *	223,485
		223,485	2.99
IT SERVICES
1,350	INT’L BUSINESS MACHINES CORP.	204,458
2,200	MASTERCARD INC.	207,900
		412,358	5.52
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	181,160
		181,160	2.43
SOFTWARE
6,500	MICROSOFT CORP.	358,995
5,710	ORACLE CORPORATION	233,596
		592,591	7.94
TECHNOLOGY HARDWARE STORAGE & PERPHERALS
3,290	APPLE INC.	358,577
		358,577	4.80

TOTAL COMMON STOCK (Cost: $4,959,734)		7,577,387	101.48

TOTAL INVESTMENT IN SECURITIES (Cost: $4,959,734)		7,577,387	101.48

OTHER ASSETS LESS LIABILITIES		(110,440)	(1.48)

TOTAL NET ASSETS		7,466,947	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			32.33
AUTO COMPONENTS
2,100	LEAR CORP.	233,457
		233,457	3.95

DISTRIBUTORS
3,100	POOL CORPORATION	271,994
		271,994	4.60

SPECIALTY RETAIL
10,000	CONN’S INC. *	124,600
5,000	GAMESTOP CORP. A	158,650
1,000	O’REILLY AUTOMOTIVE INC. *	273,660
5,800	PENSKE AUTOMOTIVE GROUP INC.	219,820
4,000	TRACTOR SUPPLY COMPANY	361,840
		1,138,570	19.26

TEXTILES, APPAREL & LUXURY GOODS
2,700	PVH CORP.	267,462
		267,462	4.52

CONSUMER STAPLES			3.03
BEVERAGES
2,000	DR PEPPER SNAPPLE GROUP INC.	178,840
		178,840	3.03

ENERGY			6.89
ENERGY EQUIPMENT & SERVICES
21,000	HELIX ENERGY SOLUTIONS GROUP INC. *	117,600
28,000	NOBLE CORPORATION	289,800
		407,400	6.89

FINANCIALS			4.92
BANKS
3,300	CIT GROUP INC.	102,399
5,800	EAST WEST BANCORP INC.	188,384
		290,783	4.92

INDUSTRIALS			46.69
AIRLINES
5,700	SPIRIT AIRLINES INC. *	273,486
		273,486	4.62

COMMERCIAL SERVICES & SUPPLIES
1,500	STERICYCLE, INC. *	189,285
		189,285	3.20

CONSTRUCTION & ENGINEERING
5,700	CHICAGO BRIDGE & IRON CO. N.V.	208,563
		208,563	3.53

MACHINERY
2,600	GRACO INC.	218,296

15,000	NAVISTAR INT’L CORP. *	187,800
3,100	WABTEC CORP.	245,799
		651,895	11.03

MARINE
3,800	KIRBY CORP. *	229,102
		229,102	3.87

ROAD & RAIL
4,100	GENESEE & WYOMING INC. *	257,070
2,700	KANSAS CITY SOUTHERN	230,715
2,000	LANDSTAR SYSTEM INC.	129,220
13,500	SWIFT TRANSPORTATION CO. *	251,505
		868,510	14.69

TRADING COMPANIES & DISTRIBUTORS
6,000	NOW INC. *	106,320
1,000	W.W. GRAINGER, INC.	233,430
		339,750	5.75

INFORMATION TECHNOLOGY			3.67
SOFTWARE
6,000	ASPEN TECHNOLOGY, INC. *	216,780
		216,780	3.67

MATERIALS			2.51
CHEMICALS
3,500	H.B. FULLER CO.	148,575
		148,575	2.51

TOTAL COMMON STOCK (Cost: $5,306,152)		5,914,452	100.04

TOTAL INVESTMENT IN SECURITIES (Cost: $5,306,152)		5,914,452	100.04

CASH OR CASH EQUIVALENT		1,056	0.02

OTHER ASSETS LESS LIABILITIES		(3,490)	(0.06)

TOTAL NET ASSETS		5,912,018	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			18.16
AUTO COMPONENTS
36,000	GENTHERM INC. *	1,497,240
		1,497,240	4.22
HOTELS, RESTAURANTS & LEISURE
95,000	BRAVO BRIO RESTAURANT GROUP INC. *	736,250
		736,250	2.07
SPECIALTY RETAIL
115,000	CONN’S INC. *	1,432,900
44,000	HIBBETT SPORTS INC. *	1,579,600
65,000	SONIC AUTOMOTIVE INC.	1,201,200
		4,213,700	11.87

CONSUMER STAPLES			7.47
FOOD & STAPLES RETAILING
65,812	CHEFS’ WAREHOUSE INC *	1,335,325
		1,335,325	3.76
FOOD PRODUCTS
100,000	DARLING INGREDIENTS INC. *	1,317,000
		1,317,000	3.71

ENERGY			17.44
ENERGY EQUIPMENT & SERVICES
137,000	HORNBECK OFFSHORE SERVICES INC. *	1,360,410
75,000	MATRIX SERVICE CO. *	1,327,500
60,000	NATURAL GAS SERVICES GROUP, INC. *	1,297,800
630,064	NORTH AMERICAN ENERGY PARTNERS INC.	1,285,331
430,000	PARKER DRILLING CO. *	911,600
		6,182,641	17.42
OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC. *	8,250
		8,250	0.02

FINANCIALS			7.45
BANKS
34,000	EAST WEST BANCORP INC.	1,104,320
		1,104,320	3.11
CONSUMER FINANCE
90,000	REGIONAL MANAGEMENT CORP. *	1,539,900
		1,539,900	4.34

INDUSTRIALS			50.19
BUILDING PRODUCTS
50,195	INSTEEL INDUSTRIES INC.	1,534,461
40,000	NCI BUILDING SYSTEMS INC. *	568,000
		2,102,461	5.92

COMMERCIAL SERVICES & SUPPLIES
46,000	MOBILE MINI INC.	1,518,920
86,000	TEAM INC. *	2,612,680
		4,131,600	11.64
CONSTRUCTION & ENGINEERING
150,000	ORION MARINE GROUP INC. *	777,000
		777,000	2.19
MACHINERY
105,000	NAVISTAR INT’L CORP. *	1,314,600
		1,314,600	3.70
MARINE
28,000	KIRBY CORP. *	1,688,120
		1,688,120	4.75
ROAD & RAIL
26,000	GENESEE & WYOMING INC. *	1,630,200
56,000	SAIA INC. *	1,576,400
		3,206,600	9.03
TRADING COMPANIES & DISTRIBUTORS
61,000	DXP ENTERPRISES INC. *	1,071,160
75,000	RUSH ENTERPRISES INC. *	1,368,000
140,000	TAL INT’L GROUP INC.	2,161,600
		4,600,760	12.96

TOTAL COMMON STOCK (Cost: $36,570,770)		35,755,767	100.71

TOTAL INVESTMENT IN SECURITIES (Cost: $36,570,770)		35,755,767	100.71

OTHER ASSETS LESS LIABILITIES		(251,528)	(0.71)

TOTAL NET ASSETS		35,504,239	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

A. Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of March 31, 2016.

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Consumer Discretionary	$—	$864,610	$969,195	$1,583,600	$1,911,483	$6,447,190
Consumer Staples	43,086	1,301,661	—	1,322,909	178,840	2,652,325
Energy	19,080	342,060	571,720	125,385	407,400	6,190,891
Financials	—	439,530	274,344	1,276,328	290,783	2,644,220
Health Care	56,790	682,000	557,113	282,943	—	—
Industrials	—	1,216,227	1,732,005	1,218,051	2,760,591	17,821,141
Information Technology	32,271	716,553	478,618	1,768,171	216,780	—
Materials	—	415,680	—	—	148,575	—
Telecommunication Services	45,134	495,415	—	—	—	—
Utilities	46,120	686,870	—	—	—	—

Preferred Stock
Financials	—	351,047	94,500	—	—	—
Level 1 Total	242,481	7,511,653	4,677,495	7,577,387	5,914,452	35,755,767

Level 2 - Other significant observable inputs
Corporate Bond
Consumer Discretionary	—	979,610	107,500	—	—	—
Consumer Staples	—	154,817	—	—	—	—
Energy	—	679,073	550,030	—	—	—
Financials	—	2,025,588	493,646	—	—	—
Health Care	—	249,181	105,500	—	—	—
Industrials	—	1,036,854	312,198	—	—	—
Information Technology	—	931,795	204,065	—	—	—
Materials	—	636,716	105,750	—	—	—
Telecommunication Services	—	130,156	—	—	—	—
Utilities	—	147,472	—	—	—	—
U.S. Government Fixed Income Securities	1,350,038	—	—	—	—	—

Level 2 Total	1,350,038	6,971,262	1,878,689	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$1,592,519	$14,482,915	$6,556,184	$7,577,387	$5,914,452	$35,755,767

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended March 31, 2016. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2016, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On March 31, 2016, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$1,530,472	$12,762,427	$6,465,552	$4,960,618	$5,306,152	$36,794,487
Gross Unrealized Appreciation	62,203	2,081,105	760,723	2,685,302	1,717,522	12,459,128
Gross Unrealized Depreciation	156	360,617	670,091	68,533	1,109,222	13,497,848
Net Unrealized Appreciation (Depreciation)	62,047	1,720,488	90,632	2,616,769	608,300	(1,038,720)

Item 2.	Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 27, 2016

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	May 27, 2016